Form N-1A Supplement	Aug. 13, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Pacer Pacific Asset Floating Rate High Income ETF (FLRT)
(the “Fund”)
a series of Pacer Funds Trust
Supplement dated August 13, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated August 31, 2024
Effective August 29, 2025, the Fund’s name will change to the “Pacer Aristotle Pacific Floating Rate High Income ETF.” All references in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.
Please retain this Supplement for future reference.